Goodwill and Other Intangible Assets Schedule of Finite-Lived Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,769,000	$ 669,000
Finite-Lived Intangible Assets, Accumulated Amortization	(683,000)	(105,600)
Finite-Lived Intangible Assets, Net	15,086,000	563,400
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,000,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(95,100)	0
Finite-Lived Intangible Assets, Net	904,900	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,900,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(370,900)	0
Finite-Lived Intangible Assets, Net	3,529,100	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	800,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(76,200)	0
Finite-Lived Intangible Assets, Net	723,800	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,400,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net	9,400,000	0
Property, Plant and Equipment, Estimated Useful Lives	Indefinite
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	669,000	669,000
Finite-Lived Intangible Assets, Accumulated Amortization	(140,800)	(105,600)
Finite-Lived Intangible Assets, Net	$ 528,200	$ 563,400
Property, Plant and Equipment, Estimated Useful Lives	19 Years